Financial Instruments With Off-Balance Sheet Risk And Financial Instruments With Concentrations Of Credit Risk (Amounts Of Off- Balance Sheet Financial Instruments With Credit Risk) (Details) (USD $)
In Thousands, unless otherwise specified
	Dec. 31, 2011	Dec. 31, 2010
Financial Instruments With Off-Balance Sheet Risk And Financial Instruments With Concentrations Of Credit Risk [Abstract]
Loan commitments	$ 809,140	$ 716,598
Standby letters of credit	$ 18,772	$ 24,462